CONVERTIBLE NOTE PAYABLES (Details Narrative)		3 Months Ended		12 Months Ended
	Jun. 29, 2021 USD ($) shares	Oct. 31, 2021 USD ($) Integer shares	Oct. 31, 2020 USD ($)	Jul. 31, 2021 USD ($) Integer shares	Jul. 31, 2020 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Debt interest rate		22.00%		22.00%
Debt conversion percentage		0.60		0.60
Debt trading days | Integer		20		20
Settlement of debt				$ 297,297
GS Capital Partners LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt conversion percentage		0.60		0.60
Debt trading days | Integer		20		20
Debt conversion of common stock, shares | shares		130,603,448		130,603,448
KBM Worldwide Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt conversion percentage		0.61		0.61
Debt trading days | Integer		10		10
Debt conversion of common stock, shares | shares		46,573,459		46,573,459
Third Party Lender [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt conversion of common stock, shares | shares		30,198,755		22,187,901
Debt conversion of principal and interest		$ 69,449		$ 232,057
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt interest rate	10.00%
Debt conversion of common stock, shares | shares	2,500,000
Loan payable	$ 151,500
Debt maturity date	Jun. 29, 2022
Legal fees	$ 125,000
Proceeds from convertible debt	125,000
Settlement of debt	93,899
Debt face amount	391,196
Debt settlement income	$ 297,297
Third Party One [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt interest rate		10.00%		10.00%
Third Party Two [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt interest rate		12.00%		12.00%
Third Party Three [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt interest rate		22.00%		22.00%